Segment Information - Schedule of Breakdown by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Revenue from contracts with customers:
Total revenue from contracts with customers	$ 7,412	$ 6,321	$ 10,242
Property, plant and equipment, net:
Total property, plant and equipment, net	94
Hong Kong And China [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	794	906	1,510
Property, plant and equipment, net:
Total property, plant and equipment, net	83
Europe [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	6,324	4,214	8,268
Other Asian Countries [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	3		27
North America [Member]
Revenue from contracts with customers:
Total revenue from contracts with customers	291	1,201	$ 437
Myanmar [Member]
Property, plant and equipment, net:
Total property, plant and equipment, net	$ 11